Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements

NOTE 11: FAIR VALUE MEASUREMENTS

PG&E Corporation and the Utility measure their cash equivalents, trust assets, and price risk management instruments at fair value. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—Other inputs that are directly or indirectly observable in the marketplace.

Level 3—Unobservable inputs which are supported by little or no market activities.

The fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

Assets and liabilities measured at fair value on a recurring basis for PG&E Corporation and the Utility are summarized below (money market investments and assets held in rabbi trusts are held by PG&E Corporation and not the Utility). The 2010 presentation has been changed to reflect gross assets and liabilities by level to conform to the current period presentation. Additionally, the Company corrected $125 million that was netted and classified inappropriately between Level 3 price risk management instrument assets and liabilities and other immaterial price risk management instrument changes.

	Fair Value Measurements
	At December 31,
	2011					2010
(in millions)	Level 1	Level 2	Level 3	Netting (1)	Total	Level 1	Level 2	Level 3	Netting (1)	Total
Assets:
Money market investments	$206	$-	$-	$-	$206	$138	$-	$-	$-	$138

Nuclear decommissioning trusts
U.S. equity securities	841	8	-	-	849	1,029	7	-	-	1,036
Non-U.S. equity securities	323	-	-	-	323	349	-	-	-	349
U.S. government and agency securities	744	156	-	-	900	584	40	-	-	624
Municipal securities	-	58	-	-	58	-	119	-	-	119
Other fixed-income securities	-	99	-	-	99	-	66	-	-	66

Total nuclear decommissioning trusts (2)	1,908	321	-	-	2,229	1,962	232	-	-	2,194

Price risk management instruments (Note 10)
Electric	-	92	69	8	169	6	2	119	63	190
Gas	-	6	-	(3)	3	-	-	6	5	11

Total price risk management instruments	-	98	69	5	172	6	2	125	68	201

Rabbi trusts
Fixed-income securities	-	25	-	-	25	-	24	-	-	24
Life insurance contracts	-	67	-	-	67	-	65	-	-	65

Total rabbi trusts	-	92	-	-	92	-	89	-	-	89

Long-term disability trust
U.S. equity securities	13	15	-	-	28	11	24	-	-	35
Non-U.S. equity securities	-	9	-	-	9	-	-	-	-	-
Fixed-income securities	-	145	-	-	145	-	150	-	-	150

Total long-term disability trust	13	169	-	-	182	11	174	-	-	185

Total assets	$2,127	$680	$69	$5	$2,881	$2,117	$497	$125	$68	$2,807

Liabilities:
Price risk management instruments (Note 10)
Electric	$411	$289	$143	$(441)	$402	$235	$73	$475	$(315)	$468
Gas	31	13	-	(32)	12	41	1	49	(41)	50

Total liabilities	$442	$302	$143	$(473)	$414	$276	$74	$524	$(356)	$518

(1) Includes the effect of the contractual ability to settle contracts under master netting agreements and margin cash collateral.

(2) Excludes $188 million and $185 million at December 31, 2011 and December 31, 2010, respectively, primarily related to deferred taxes on appreciation of investment value.

Valuation Techniques

The following describes the valuation techniques used to measure the fair value of the assets and liabilities shown in the table above.

Money Market Investments

PG&E Corporation invests in money market funds that seek to maintain a stable net asset value. These funds invest in high-quality, short-term, diversified money market instruments, such as treasury bills, federal agency securities, certificates of deposit, and commercial paper with a maximum weighted average maturity of 60 days or less. PG&E Corporation's investments in these money market funds are generally valued using unadjusted prices in an active market for identical assets and are thus classified as Level 1. Money market funds are recorded as cash and cash equivalents in PG&E Corporation's Consolidated Balance Sheets.

Trust Assets

The assets held by the nuclear decommissioning trusts, the rabbi trusts related to the non-qualified deferred compensation plans, and the long-term disability trust are composed primarily of equity securities, debt securities, and life insurance policies. In general, investments held in the trusts are exposed to various risks, such as interest rate, credit, and market volatility risks.

Equity securities primarily include investments in common stock, which are valued based on unadjusted prices in active markets for identical securities and are classified as Level 1. Equity securities also include commingled funds composed of equity securities traded publicly on exchanges across multiple industry sectors in the U.S. and other regions of the world, which are classified as Level 2. Price quotes for the assets held by these funds are readily observable and available.

Debt securities are composed primarily of fixed-income securities that include U.S. government and agency securities, municipal securities, and corporate debt securities. U.S. government and agency securities consist primarily of treasury securities that are classified as Level 1 because the fair value is determined by observable market prices in active markets. A market-based valuation approach is generally used to estimate the fair value of debt securities classified as Level 2. Under a market approach, fair values are determined based on evaluated pricing data, such as broker quotes, for similar securities adjusted for observable differences. Significant inputs used in the valuation model generally include benchmark yield curves and issuer spreads. The external credit rating, coupon rate, and maturity of each security are considered in the valuation, as applicable.

Price Risk Management Instruments

Price risk management instruments include physical and financial derivative contracts, such as forwards, swaps, options, and CRRs that are either exchange-traded or over-the-counter traded. (See Note 10 above.)

Exchange-traded forwards and swaps that are valued using observable market prices for the underlying commodity are classified as Level 1. Forwards and swaps transacted in the over-the-counter market that are identical to exchange-traded forwards and swaps or are valued using market-corroborated inputs are classified as Level 2. Forwards and swaps that are valued using unobservable data are classified as Level 3. These contracts are valued using either estimated basis adjustments from liquid trading points or techniques, including extrapolation from observable prices, when a contract term extends beyond a period for which market data is available.

Exchange-traded options are valued using observable market data and market-corroborated data and are classified as Level 2. Over-the-counter options are valued using a standard option pricing model which includes forward prices for the underlying commodity, time value at a risk-free rate, and volatility and are classified as Level 3. For periods where market data is not available, the Utility extrapolates observable data using internal models.

The Utility holds CRRs to hedge financial risk of CAISO-imposed congestion charges in the day-ahead market. CRRs are valued based on prices observed in the auction which are extrapolated and discounted at the risk free rate. Limited market data is available between auction dates; therefore, CRRs are classified as Level 3.

Transfers between Levels

PG&E Corporation and the Utility recognize any transfers between levels in the fair value hierarchy as of the end of the reporting period. At December 31, 2011, the valuation of price risk management over-the-counter forwards and swaps and exchange-traded options incorporated market observable and market corroborated inputs, where certain previously-considered unobservable inputs became observable. Therefore, the Utility transferred these instruments out of Level 3 and into Level 2. No significant transfers between Levels 1 and 2 occurred in the years ended December 31, 2011 and 2010.

Level 3 Reconciliation

The following table presents the reconciliation for Level 3 price risk management instruments for the years ended December 31, 2011 and 2010, respectively:

	Price Risk Management Instruments
(in millions)	2011	2010
Liability balance as of January 1	$(399)	$(250)

Realized and unrealized gains (losses):
Included in regulatory assets and liabilities or balancing accounts (1)	122	(149)
Transfers out of Level 3	203	-

Liability balance as of December 31	$(74)	$(399)

(1) Price risk management activity is recoverable through customer rates, therefore, balancing account revenue is recorded for amounts settled and purchased and there is no impact to net income. Unrealized gains and losses are deferred in regulatory liabilities and assets.

Financial Instruments

PG&E Corporation and the Utility use the following methods and assumptions in estimating fair value for financial instruments:

•

The fair values of cash, restricted cash, deposits, net accounts receivable, short-term borrowings, accounts payable, customer deposits, and the Utility's variable rate pollution control bond loan agreements approximate their carrying values at December 31, 2011 and 2010, as they are short-term in nature or have interest rates that reset daily.

•

The fair values of the Utility's fixed rate senior notes and fixed rate pollution control bond loan agreements, PG&E Corporation's fixed rate senior notes, and the ERBs issued by PERF were based on quoted market prices at December 31, 2011 and 2010.

        The carrying amount and fair value of PG&E Corporation's and the Utility's debt instruments were as follows (the table below excludes financial instruments with carrying values that approximate their fair values):

	At December 31,
	2011		2010
(in millions)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Debt (Note 4)
PG&E Corporation	$ 349	$ 380	$ 349	$ 383
Utility	10,545	12,543	10,444	11,314
Energy recovery bonds (Note 5)	423	433	827	862

Nuclear Decommissioning Trust Investments

The Utility classifies its investments held in the nuclear decommissioning trust as "available-for-sale." As the day-to-day investing activities of the trusts are managed by external investment managers, the Utility does not have the ability to sell its investments at its discretion. Therefore, all unrealized losses are considered other-than-temporary impairments. Gains or losses on the nuclear decommissioning trust investments are refundable or recoverable, respectively, from customers. Therefore, trust earnings are deferred and included in the regulatory liability for recoveries in excess of ARO. There is no impact on the Utility's earnings or accumulated other comprehensive income. (See Note 3 above.)

The following table provides a summary of available-for-sale investments held in the Utility's nuclear decommissioning trusts:

(in millions)	Amortized Cost	Total Unrealized Gains	Total Unrealized Losses	Total Fair Value (1)
As of December 31, 2011
Equity securities
U.S.	$ 334	$ 518	$ (3)	$ 849
Non-U.S.	194	131	(2)	323
Debt securities
U.S. government and agency securities	798	102	—	900
Municipal securities	56	2	—	58
Other fixed-income securities	96	3	—	99

Total	$ 1,478	$ 756	$ (5)	$ 2,229

As of December 31, 2010
Equity securities
U.S.	$ 509	$ 529	$ (2)	$ 1,036
Non-U.S.	180	170	(1)	349
Debt securities
U.S. government and agency securities	571	55	(2)	624
Municipal securities	119	1	(1)	119
Other fixed-income securities	65	1	—	66

Total	$ 1,444	$ 756	$ (6)	$ 2,194

(1) Excludes $188 million and $185 million at December 31, 2011 and 2010, respectively, primarily related to deferred taxes on appreciation of investment value.

The debt securities mature on the following schedule:

(in millions)	As of December 31, 2011
Less than 1 year	$60
1–5 years	359
5–10 years	294
More than 10 years	344

Total maturities of debt securities	$1,057

The following table provides a summary of activity for the debt and equity securities:

	2011	2010	2009
(in millions)
Proceeds from sales and maturities of nuclear decommissioning trust investments	$ 1,928	$ 1,405	$ 1,351
Gross realized gains on sales of securities held as available-for-sale	43	42	27
Gross realized losses on sales of securities held as available-for-sale	(30)	(11)	(55)

Pacific Gas And Electric Company [Member]
Fair Value Measurements

NOTE 11: FAIR VALUE MEASUREMENTS

PG&E Corporation and the Utility measure their cash equivalents, trust assets, and price risk management instruments at fair value. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—Other inputs that are directly or indirectly observable in the marketplace.

Level 3—Unobservable inputs which are supported by little or no market activities.

The fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

Assets and liabilities measured at fair value on a recurring basis for PG&E Corporation and the Utility are summarized below (money market investments and assets held in rabbi trusts are held by PG&E Corporation and not the Utility). The 2010 presentation has been changed to reflect gross assets and liabilities by level to conform to the current period presentation. Additionally, the Company corrected $125 million that was netted and classified inappropriately between Level 3 price risk management instrument assets and liabilities and other immaterial price risk management instrument changes.

	Fair Value Measurements
	At December 31,
	2011					2010
(in millions)	Level 1	Level 2	Level 3	Netting (1)	Total	Level 1	Level 2	Level 3	Netting (1)	Total
Assets:
Money market investments	$206	$-	$-	$-	$206	$138	$-	$-	$-	$138

Nuclear decommissioning trusts
U.S. equity securities	841	8	-	-	849	1,029	7	-	-	1,036
Non-U.S. equity securities	323	-	-	-	323	349	-	-	-	349
U.S. government and agency securities	744	156	-	-	900	584	40	-	-	624
Municipal securities	-	58	-	-	58	-	119	-	-	119
Other fixed-income securities	-	99	-	-	99	-	66	-	-	66

Total nuclear decommissioning trusts (2)	1,908	321	-	-	2,229	1,962	232	-	-	2,194

Price risk management instruments (Note 10)
Electric	-	92	69	8	169	6	2	119	63	190
Gas	-	6	-	(3)	3	-	-	6	5	11

Total price risk management instruments	-	98	69	5	172	6	2	125	68	201

Rabbi trusts
Fixed-income securities	-	25	-	-	25	-	24	-	-	24
Life insurance contracts	-	67	-	-	67	-	65	-	-	65

Total rabbi trusts	-	92	-	-	92	-	89	-	-	89

Long-term disability trust
U.S. equity securities	13	15	-	-	28	11	24	-	-	35
Non-U.S. equity securities	-	9	-	-	9	-	-	-	-	-
Fixed-income securities	-	145	-	-	145	-	150	-	-	150

Total long-term disability trust	13	169	-	-	182	11	174	-	-	185

Total assets	$2,127	$680	$69	$5	$2,881	$2,117	$497	$125	$68	$2,807

Liabilities:
Price risk management instruments (Note 10)
Electric	$411	$289	$143	$(441)	$402	$235	$73	$475	$(315)	$468
Gas	31	13	-	(32)	12	41	1	49	(41)	50

Total liabilities	$442	$302	$143	$(473)	$414	$276	$74	$524	$(356)	$518

(1) Includes the effect of the contractual ability to settle contracts under master netting agreements and margin cash collateral.

(2) Excludes $188 million and $185 million at December 31, 2011 and December 31, 2010, respectively, primarily related to deferred taxes on appreciation of investment value.

Valuation Techniques

The following describes the valuation techniques used to measure the fair value of the assets and liabilities shown in the table above.

Money Market Investments

PG&E Corporation invests in money market funds that seek to maintain a stable net asset value. These funds invest in high-quality, short-term, diversified money market instruments, such as treasury bills, federal agency securities, certificates of deposit, and commercial paper with a maximum weighted average maturity of 60 days or less. PG&E Corporation's investments in these money market funds are generally valued using unadjusted prices in an active market for identical assets and are thus classified as Level 1. Money market funds are recorded as cash and cash equivalents in PG&E Corporation's Consolidated Balance Sheets.

Trust Assets

The assets held by the nuclear decommissioning trusts, the rabbi trusts related to the non-qualified deferred compensation plans, and the long-term disability trust are composed primarily of equity securities, debt securities, and life insurance policies. In general, investments held in the trusts are exposed to various risks, such as interest rate, credit, and market volatility risks.

Equity securities primarily include investments in common stock, which are valued based on unadjusted prices in active markets for identical securities and are classified as Level 1. Equity securities also include commingled funds composed of equity securities traded publicly on exchanges across multiple industry sectors in the U.S. and other regions of the world, which are classified as Level 2. Price quotes for the assets held by these funds are readily observable and available.

Debt securities are composed primarily of fixed-income securities that include U.S. government and agency securities, municipal securities, and corporate debt securities. U.S. government and agency securities consist primarily of treasury securities that are classified as Level 1 because the fair value is determined by observable market prices in active markets. A market-based valuation approach is generally used to estimate the fair value of debt securities classified as Level 2. Under a market approach, fair values are determined based on evaluated pricing data, such as broker quotes, for similar securities adjusted for observable differences. Significant inputs used in the valuation model generally include benchmark yield curves and issuer spreads. The external credit rating, coupon rate, and maturity of each security are considered in the valuation, as applicable.

Price Risk Management Instruments

Price risk management instruments include physical and financial derivative contracts, such as forwards, swaps, options, and CRRs that are either exchange-traded or over-the-counter traded. (See Note 10 above.)

Exchange-traded forwards and swaps that are valued using observable market prices for the underlying commodity are classified as Level 1. Forwards and swaps transacted in the over-the-counter market that are identical to exchange-traded forwards and swaps or are valued using market-corroborated inputs are classified as Level 2. Forwards and swaps that are valued using unobservable data are classified as Level 3. These contracts are valued using either estimated basis adjustments from liquid trading points or techniques, including extrapolation from observable prices, when a contract term extends beyond a period for which market data is available.

Exchange-traded options are valued using observable market data and market-corroborated data and are classified as Level 2. Over-the-counter options are valued using a standard option pricing model which includes forward prices for the underlying commodity, time value at a risk-free rate, and volatility and are classified as Level 3. For periods where market data is not available, the Utility extrapolates observable data using internal models.

The Utility holds CRRs to hedge financial risk of CAISO-imposed congestion charges in the day-ahead market. CRRs are valued based on prices observed in the auction which are extrapolated and discounted at the risk free rate. Limited market data is available between auction dates; therefore, CRRs are classified as Level 3.

Transfers between Levels

PG&E Corporation and the Utility recognize any transfers between levels in the fair value hierarchy as of the end of the reporting period. At December 31, 2011, the valuation of price risk management over-the-counter forwards and swaps and exchange-traded options incorporated market observable and market corroborated inputs, where certain previously-considered unobservable inputs became observable. Therefore, the Utility transferred these instruments out of Level 3 and into Level 2. No significant transfers between Levels 1 and 2 occurred in the years ended December 31, 2011 and 2010.

Level 3 Reconciliation

The following table presents the reconciliation for Level 3 price risk management instruments for the years ended December 31, 2011 and 2010, respectively:

	Price Risk Management Instruments
(in millions)	2011	2010
Liability balance as of January 1	$(399)	$(250)

Realized and unrealized gains (losses):
Included in regulatory assets and liabilities or balancing accounts (1)	122	(149)
Transfers out of Level 3	203	-

Liability balance as of December 31	$(74)	$(399)

(1) Price risk management activity is recoverable through customer rates, therefore, balancing account revenue is recorded for amounts settled and purchased and there is no impact to net income. Unrealized gains and losses are deferred in regulatory liabilities and assets.

Financial Instruments

PG&E Corporation and the Utility use the following methods and assumptions in estimating fair value for financial instruments:

•

The fair values of cash, restricted cash, deposits, net accounts receivable, short-term borrowings, accounts payable, customer deposits, and the Utility's variable rate pollution control bond loan agreements approximate their carrying values at December 31, 2011 and 2010, as they are short-term in nature or have interest rates that reset daily.

•

The fair values of the Utility's fixed rate senior notes and fixed rate pollution control bond loan agreements, PG&E Corporation's fixed rate senior notes, and the ERBs issued by PERF were based on quoted market prices at December 31, 2011 and 2010.

        The carrying amount and fair value of PG&E Corporation's and the Utility's debt instruments were as follows (the table below excludes financial instruments with carrying values that approximate their fair values):

	At December 31,
	2011		2010
(in millions)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Debt (Note 4)
PG&E Corporation	$ 349	$ 380	$ 349	$ 383
Utility	10,545	12,543	10,444	11,314
Energy recovery bonds (Note 5)	423	433	827	862

Nuclear Decommissioning Trust Investments

The Utility classifies its investments held in the nuclear decommissioning trust as "available-for-sale." As the day-to-day investing activities of the trusts are managed by external investment managers, the Utility does not have the ability to sell its investments at its discretion. Therefore, all unrealized losses are considered other-than-temporary impairments. Gains or losses on the nuclear decommissioning trust investments are refundable or recoverable, respectively, from customers. Therefore, trust earnings are deferred and included in the regulatory liability for recoveries in excess of ARO. There is no impact on the Utility's earnings or accumulated other comprehensive income. (See Note 3 above.)

The following table provides a summary of available-for-sale investments held in the Utility's nuclear decommissioning trusts:

(in millions)	Amortized Cost	Total Unrealized Gains	Total Unrealized Losses	Total Fair Value (1)
As of December 31, 2011
Equity securities
U.S.	$ 334	$ 518	$ (3)	$ 849
Non-U.S.	194	131	(2)	323
Debt securities
U.S. government and agency securities	798	102	—	900
Municipal securities	56	2	—	58
Other fixed-income securities	96	3	—	99

Total	$ 1,478	$ 756	$ (5)	$ 2,229

As of December 31, 2010
Equity securities
U.S.	$ 509	$ 529	$ (2)	$ 1,036
Non-U.S.	180	170	(1)	349
Debt securities
U.S. government and agency securities	571	55	(2)	624
Municipal securities	119	1	(1)	119
Other fixed-income securities	65	1	—	66

Total	$ 1,444	$ 756	$ (6)	$ 2,194

(1) Excludes $188 million and $185 million at December 31, 2011 and 2010, respectively, primarily related to deferred taxes on appreciation of investment value.

The debt securities mature on the following schedule:

(in millions)	As of December 31, 2011
Less than 1 year	$60
1–5 years	359
5–10 years	294
More than 10 years	344

Total maturities of debt securities	$1,057

The following table provides a summary of activity for the debt and equity securities:

	2011	2010	2009
(in millions)
Proceeds from sales and maturities of nuclear decommissioning trust investments	$ 1,928	$ 1,405	$ 1,351
Gross realized gains on sales of securities held as available-for-sale	43	42	27
Gross realized losses on sales of securities held as available-for-sale	(30)	(11)	(55)